Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Notes Payable

Note Type	Issue Date	Maturity Date	Interest Rate	June 30, 2017	December 31, 2016

First Secured Convertible Note	10/24/14	12/31/19	8.5%	5,000,000	5,000,000

Second Secured Convertible Note	5/4/15	12/31/19	8.5%	2,000,000	2,000,000

Third Secured Convertible Note	2/24/16	2/23/19	8.5%	2,000,000	2,000,000

Convertible Promissory Notes	10/14/16	12/31/17	8.5%	1,200,000	1,200,000

Convertible Promissory Notes	2/10/17	12/31/17	8.5%	2,000,000	-
				12,200,000	10,200,000
Less: Current notes payable, net				2,109,090	1,200,000
Less: Debt discount				2,975,606	2,367,708
Less: Debt issuance costs				231,363	350,044
Net Notes payable				$6,883,941	$6,282,248

Note Type	Issue Date	Maturity Date	Interest Rate	December 31, 2016	December 31, 2015
					(as adjusted)
First Secured Convertible Note	10/24/14	12/31/19	8.5%	5,000,000	5,000,000

Second Secured Convertible Note	5/4/15	12/31/19	8.5%	2,000,000	2,000,000

Third Secured Convertible Note	2/24/16	2/23/19	8.5%	2,000,000	-

Convertible Promissory Notes	10/14/16	12/31/17	8.5%	1,200,000	-
				10,200,000	7,000,000
Less: Current notes payable				1,200,000	-
Less: Debt discount				2,367,708	1,383,905
Less: Debt issuance costs				350,044	533,343
Net Notes payable				$6,282,248	$5,082,752